Equity Compensation Plans and Share-Based Compensation Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	1,074,000
Share-based Compensation Arrangement by Share-based Payment Award, Options and Warrants, Additional Disclosures [Abstract]
Options and warrants outstanding, intrinsic value	$ 44,098,000
Options and warrants exercisable, intrinsic value	41,741,000
Options and warrants outstanding, weighted average remaining contractual term (years)	2 years 2 months 12 days
Options and warrants exercises in period, total intrinsic value	22,375,000	16,878,000	6,345,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value assumptions, weighted average fair value of options granted	$ 15.27
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Total compensation cost not yet recognized, nonvested stock options	680,000
Income tax benefit from exercise of stock options and warrants (value)	1,288,000	0	0
Stock Options and Warrants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value assumptions, expected volatility rate	40.00%
Fair value assumptions, risk free interest rate	1.00%
Fair value assumptions, expected term (years)	7 years 3 months
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Weighted-average period of recognition (years)	2 years 6 months
Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Options and Warrants, Additional Disclosures [Abstract]
Award vesting period (years)	5 years
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Options and Warrants, Additional Disclosures [Abstract]
Award vesting period (years)	10 years
Nonvested stock
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Shares issued in period	1,000		50,000
Total intrinsic value for nonvested common stock awards vested during period	224,000	1,469,000	578,000
Total intrinsic value for nonvested common stock awards outstanding	7,229,000
Weighted-average period of recognition (years)	1 year 10 months 24 days
Total compensation cost not yet recognized, nonvested common stock awards	$ 4,253,000
Nonvested stock | Measurement period beginning 2012 through 2015
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Shares issued in period		50,000
Nonvested stock | Measurement period beginning 2013 tthrough 2016
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Shares issued in period		50,000